Business combination agreement - Fair value of net assets (Details) - Arqit Quantum Inc	Sep. 03, 2021 USD ($)
Disclosure of detailed information about business combination [line items]
Cash and cash equivalents	$ 107,035,478
Trade and other receivables	1,961,889
Warrant liabilities	(29,948,361)
Trade and other payables	(11,000,000)
Net assets	$ 68,049,006